Warrants and Other Financial Liabilities - Reorganization Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reorganization Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants exercisable term	30 days
Warrants expiration term	5 years
Public Warrants
Ifrs Class of Warrant or Right [Line Items]
Warrants exercised		0
Public Warrants | Reorganization Warrants
Ifrs Class of Warrant or Right [Line Items]
Number of warrants assigned from Qell to Liliium upon Reorganization	12,649,946
Warrants exercised	10
Warrants outstanding	12,649,936	12,649,946
Private Warrants | Reorganization Warrants
Ifrs Class of Warrant or Right [Line Items]
Number of warrants assigned from Qell to Liliium upon Reorganization	7,060,000
Warrants outstanding	7,060,000	7,060,000